Lease Assets - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use assets
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Net impairment loss	$ 3.7	$ 29.0
Right-of-use assets | United states and canada
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Net impairment loss		29.0
Onerous contracts
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Onerous contract provision	$ 4.6	$ 6.8
Office space | Bottom of range
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term (in years)	1 year
Office space | Top of range
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term (in years)	15 years
Office space | Weighted average
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term (in years)	6 years 9 months 18 days	6 years 1 month 6 days
Office equipment | Bottom of range
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term (in years)	1 year
Office equipment | Top of range
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term (in years)	7 years
Office equipment | Weighted average
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term (in years)	2 years 3 months 18 days	2 years 6 months
IT and other equipment | Bottom of range
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term (in years)	1 year
IT and other equipment | Top of range
Disclosure of detailed information about quantitative information about leases for lessee [Line Items]
Lease term (in years)	5 years